Restructuring Charges - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 2	$ 6	$ 19
Minimum | Severance and Other Restructuring Expense
Restructuring Cost And Reserve [Line Items]
Restructuring charges	$ 30
Maximum | Severance and Other Restructuring Expense
Restructuring Cost And Reserve [Line Items]
Restructuring charges	$ 35
Restructuring and Transition Charges
Restructuring Cost And Reserve [Line Items]
Employee severance and benefits costs		16	20	27
Facility restructuring costs			$ 2	$ 2
Restructuring Charges
Restructuring Cost And Reserve [Line Items]
Employee severance and benefits costs		$ 9